Derivative Financial Instruments - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Details) (Successor [Member], Fair Value, Inputs, Level 2 [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative asset	$ 5.9	$ 10.5
Derivative liability	1.5	1.2
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset	0	0
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset	5.9	10.5
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liability	1.5	1.2
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative asset	0.1	3.4
Derivative liability	0	0
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset	0	0
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liability	0	0
Not Designated as Hedging Instrument [Member] | Interest Rate Cap [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset	$ 0.1	$ 3.4